Transactions with Related Parties - Management Fees (Table) (Details) - Tsakos Energy Management Limited $ in Thousands	Jun. 30, 2016 USD ($)
Related Party Transaction [Line Items]
July to December 2016	$ 10,044
2017	20,690
2018	20,917
2019	20,989
2020	20,989
2021 to 2026	114,530
Total	$ 208,159